Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended
	Jan. 31, 2019 shares $ / shares	Sep. 30, 2018 shares $ / shares	Sep. 30, 2019 EUR (€) shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 EUR (€) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 EUR (€)	Mar. 22, 2019 $ / shares	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 shares	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares								$ 20.00
Key management personnel compensation | €			€ 3.6	€ 2.9	€ 10.4		€ 8.8
Weighted average fair value at measurement date, other equity instruments granted									€ 1.2	$ 1.4		€ 1.3	$ 1.6	€ 4.6	$ 5.2	€ 24.7	$ 28.2
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			4,582,392		4,582,392	4,582,392					4,624,653
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					85,315	85,315
LTIP vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	51,932	181,054
Share-based Compensation Award, Tranche Two | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Rights, Percentage1					50.00%	50.00%
January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			2,970,514		2,970,514	2,970,514					3,025,953
January 1, 2016 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements					€ 8.7	$ 9.9
January 1, 2016 | Share-based Compensation Award, Tranche One | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					2 years	2 years
January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			889,685		889,685	889,685					1,015,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					85,315	85,315
January 1, 2017 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements					€ 1.0	$ 1.1
January 1, 2017 | Share-based Compensation Award, Tranche One | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					2 years	2 years
January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			548,900		548,900	548,900					583,700
January 1, 2018 | Share-based Compensation Award, Tranche One | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					2 years	2 years
Share-based Compensation Award, Tranche Two | January 1, 2016 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					3 years	3 years
Share-based Compensation Award, Tranche Two | January 1, 2017 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					2 years	2 years
Share-based Compensation Award, Tranche Two | January 1, 2018 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2					3 years	3 years
January 1, 2019 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			173,293
Management Award 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		294,810
Liabilities From Share-based Payment Transactions, Shares		113,756
Shares issued, price per share (in dollars per share) | $ / shares		$ 20.72
Management Award 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,315
Liabilities From Share-based Payment Transactions, Shares	33,383
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11